Deferred Tax Assets and Liabilities - Tax Credit Carryforwards Expiration Dates (Detail) - Tax credits carry forwards [member] ₩ in Millions	Dec. 31, 2017 KRW (₩)
December 31, 2021 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	₩ 58,391
December 31, 2022 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	₩ 91,862